Offerings - Offering: 1	Nov. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933. The registration fee of US$69,050.00 for this offering is being paid out of SEK's SEC account, the current balance of which is US$101,029.72 as of the date hereof. After payment of the registration fee for this offering, US$31,979.72 remains available in SEK's account for future registration fees.